Difference in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ (3,349,314)	$ 1,712,042
Income from foreign currency exchange	1,599,032	540,658
Total	$ (1,750,282)	$ 2,252,700